MS SA-1
MS SAZ-1


                          SUPPLEMENT DATED JULY 5, 2005
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                    MUTUAL BEACON FUNDMUTUAL DISCOVERY FUND
                              MUTUAL EUROPEAN FUND
                         MUTUAL FINANCIAL SERVICES FUND
                             MUTUAL QUALIFIED FUND
                               MUTUAL SHARES FUND
                               DATED MAY 1, 2005

The Statement of Additional Information is amended as follows:

I. For the portfolio managers indicated, the following table lists the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category on May 31, 2005:


                     ASSETS OF               ASSETS OF
                     OTHER                   OTHER
        NUMBER OF    REGISTERED  NUMBER OF   POOLED                 ASSETS OF
        OTHER        INVESTMENT  OTHER       INVESTMENT             OTHER
        REGISTERED   COMPANIES   POOLED      VEHICLES    NUMBER OF  ACCOUNTS
        INVESTMENT   MANAGED     INVESTMENT  MANAGED     OTHER      MANAGED
        COMPANIES    (x$1        VEHICLES    (x $1       ACCOUNTS   (x $1
NAME    MANAGED/1    MILLION)/1  MANAGED     MILLION)/2  MANAGED    MILLION)/2
------------------------------------------------------------------------------
Anne E.
Gudefin       1         691.9       4        2,038.1       0         N/A

Michael J.
Embler        2         249.2       2          507.3       0         N/A

Peter A.
Langerman     1         3,106.4     3        1,931.3       0         N/A


 1. These figures represent registered investment companies other than the Funds that are included in this SAI.
 2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

II. The "Ownership of Fund shares" section is amended by adding information for the following individuals, as of June 20, 2005:
                                                          DOLLAR RANGE OF
                                                          FUND SHARES
FUND                                PORTFOLIO MANAGER     BENEFICIALLY OWNED
------------------------------------------------------------------------------
 Mutual Beacon ...................  Michael J. Embler   $500,001-$1,000,000
 Mutual Discovery ................  Anne E. Gudefin     $1.00-$10,000
 Mutual Shares ...................  Peter A. Langerman  Over $1,000,000



               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE